Related-Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Related party expense			$ 8,000,000.0		$ 5,200,000
Accounts receivable, related parties		$ 500,000		$ 500,000		$ 0	$ 400,000
InsideResponse
Related Party Transaction [Line Items]
Percentage of voting interests acquired	100.00%
Business Combination, Consideration Transferred	$ 67,092,000					$ 67,213,000
Immediate Family Member of Management or Principal Owner | InsideResponse
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred	$ 65,000,000.0
Management | InsideResponse
Related Party Transaction [Line Items]
Revenue from related parties		$ 900,000		$ 1,300,000